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CITI [LOGO]                                         GLOBAL TRANSACTION SERVICES
   corporate and                                    Two Portland Square
   investment banking                               Portland, ME 04101
                                                    Tel 207 879 1900
                                                    Fax 207 822 6677

November 5, 2007

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

Re:Forum Funds
   File Nos. 2-67052; 811-3023
   CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectuses for Auxier Focus Fund, the Prospectus for DF Dent Premier Growth Fund and the Statements of Additional Information for Auxier Focus Fund and DF Dent Premier Growth Fund dated November 1, 2007 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 31, 2007 accession number 0001193125-07-231202.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6125.

Sincerely,

/s/ Nell-Garwood M. Garvey
--------------------------

Nell-Garwood M. Garvey
Citigroup Fund Services,
LLC

                                                   Citigroup Fund Services, LLC